SHARE-BASED COMPENSATION - Settlement of Liability Classified Restricted Shares (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED COMPENSATION
Settlement of liability-classified restricted share award	¥ 10,970	¥ 16,929	¥ 12,914
Compensation expense	¥ 283,376	¥ 296,487	¥ 336,616
Restricted shares
SHARE-BASED COMPENSATION
Granted (in shares)	20,106,013	22,246,544	31,194,120
Compensation expense	¥ 283,376	¥ 296,487	¥ 336,616
Restricted shares | Directors
SHARE-BASED COMPENSATION
Granted (in shares)	405,120	1,839,320	1,035,704
Settlement of liability-classified restricted share award	¥ 10,970	¥ 16,929	¥ 12,914
Compensation expense	¥ 0	¥ 0	¥ 0